Investment Risks - TREASURY TRUST FUND	Oct. 31, 2024
Treasury Obligations Risk [Member]
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Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non‑payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Blockchain Technology Risk [Member]
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Blockchain Technology Risk — Although the Fund does not currently employ blockchain technology or invest in crypto assets, the Financial Intermediary through whom shareholders purchase and redeem DLT Shares intends to employ blockchain technology to maintain a mirror record of share ownership for its customers. A blockchain is a distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded seeks to ensure that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions. Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks (including operational, information security, cyber-attacks and related risks) that could adversely affect the Fund, its shareholders and intermediaries through whom you purchase and redeem shares of the Fund. The use of blockchain technology is relatively new and still evolving. The Fund, its investment manager and their affiliates will not be responsible for any loss in connection with the use of blockchain technology by your Financial Intermediary. You should contact your Financial Intermediary about whether or how it uses blockchain technology and the associated risks.

Credit Risks [Member]
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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

Income Risk [Member]
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◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Market Risk and Selection Risk [Member]
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk of Investing in the United States [Member]
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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Stable Net Asset Value Risk [Member]
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Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

Trading Risk [Member]
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Trading Risk — In selling securities prior to maturity, the Fund may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a state that imposes an income or franchise tax should determine through consultation with their own tax advisors whether the Fund’s interest income, when distributed by the Fund, will be considered by the state to have retained exempt status, and whether the Fund’s capital gain and other income, if any, when distributed, will be subject to the state’s income or franchise tax.

Variable and Floating Rate Instrument Risk [Member]
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Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

When Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Interest Rate Risks [Member]
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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
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Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
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Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.